Share Capital, Share Premium and Shares Held in Treasury - Summary of Number of Ordinary Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
At start of year
At end of year	2,011,000,000
Cancellation of ordinary shares on completion of the corporate simplification	(3,500,000)
Cancellation of treasury shares on completion of the corporate simplification	(70,100,000)
At start of period, treasury shares
Cancellation of treasury shares	930,780,110
At end of year, treasury shares	(49,100,000)
Cancellation of ordinary shares on completion of the corporate simplification	3,500,000
Cancellation of treasury shares on completion of the corporate simplification	70,100,000
Share capital [member]
Disclosure of classes of share capital [line items]
At start of period	2,003,700,000	962,200,000
Cancellation of ordinary shares on completion of the corporate simplification	927,300,000	0
Cancellation of treasury shares on completion of the corporate simplification	0	0
Cancellation of ordinary shares on completion of the corporate simplification	(927,300,000)	0
Cancellation of treasury shares on completion of the corporate simplification	0	0
At end of year	1,961,900,000	2,003,700,000	962,200,000
RELX PLC [member]
Disclosure of classes of share capital [line items]
At start of year	1,123,600,000
Issue of ordinary shares	1,580,885	2,019,483
Issue of ordinary shares in exchange for RELX NV shares	930,780,110
Cancellation of shares	(45,000,000)	(22,460,000)	(33,700,000)
At end of year	2,011,000,000	1,123,600,000
Repurchase of ordinary shares	(26,900,000)	(23,100,000)	(29,200,000)
RELX PLC [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
Net (purchase)/release of shares by the Employee Benefit Trust	(200,000)
At start of period, treasury shares	(63,500,000)
Issue of ordinary shares in exchange for RELX NV shares	(3,500,000)
Repurchase of ordinary shares	(26,900,000)
Cancellation of treasury shares	45,000,000
At end of year, treasury shares	(49,100,000)	(63,500,000)
RELX PLC [member] | Share capital [member]
Disclosure of classes of share capital [line items]
At start of period	1,060,100,000	1,080,500,000
Issue of ordinary shares	1,600,000	2,000,000
Repurchase of ordinary shares	(26,900,000)	(23,100,000)
Net release of shares by the Employee Benefit Trust	(200,000)	700,000
Issue of ordinary shares in exchange for RELX NV shares	927,300,000
At end of year	1,961,900,000	1,060,100,000	1,080,500,000
RELX NV [member]
Disclosure of classes of share capital [line items]
At start of year	1,000,000,000
Issue of ordinary shares	888,128	2,067,694
Repurchase of ordinary shares	0
At end of year	0	1,000,000,000
Net release of shares by the Employee Benefit Trust	0
Cancellation of ordinary shares on completion of the corporate simplification	(930,780,110)
Cancellation of treasury shares on completion of the corporate simplification	(70,069,116)
Repurchase of ordinary shares	(17,500,000)	(21,400,000)	(26,100,000)
Cancellation of ordinary shares on completion of the corporate simplification	930,780,110
Cancellation of treasury shares on completion of the corporate simplification	70,069,116
RELX NV [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
At start of period, treasury shares	(56,400,000)
Issue of treasury shares	0
Repurchase of ordinary shares	(17,500,000)
At end of year, treasury shares	0	(56,400,000)
Net release of shares by the Employee Benefit Trust	300,000
RELX NV [member] | Share capital [member]
Disclosure of classes of share capital [line items]
At start of period	943,600,000
Issue of ordinary shares	900,000	2,100,000
Repurchase of ordinary shares	(17,500,000)	(21,400,000)
Net release of shares by the Employee Benefit Trust	300,000	700,000
At end of year	0	943,600,000